Liabilities under Tax Receivable Agreement (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Tax Receivable Agreement Liability
The following table summarizes changes in the amount of the Company’s Tax Receivable Agreement liability (in thousands):

	Year Ended December 31,
	2024	2023	2022
Beginning Balance	$8,960	$109,187	$82,884
Additional liabilities for exchanges	—	—	30,034
Adjustment to remeasurement of liabilities	547	(100,223)	3,987
Payments under tax receivable agreement	(8,960)	(4)	(7,718)
Ending balance	$547	$8,960	$109,187